Note 8 - Segment Information - Schedule of Segment Information (Details) - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative expenses	$ 659	$ 37,269
Archimedes Tech SPAC Partners II Co [Member]
Cash	1,362,766	1,077,839			$ 1,362,766
General and administrative expenses		448,673	$ 157,451	$ 78,700	785,975
Demand deposit held in Trust Account	$ 239,860,969	242,002,931		0	239,860,969
Interest earned on cash in bank account		2,141,962	1,305,884		8,710,969
Cash In Bank Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		11,514	10,790	0	61,744
Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		2,141,962	1,305,884	0	8,710,969
Operating Segments [Member] | Archimedes Tech SPAC Partners II Co [Member]
General and administrative expenses		448,673	157,451	$ 78,700	785,975
Operating Segments [Member] | Cash In Bank Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		11,514	10,790		61,744
Operating Segments [Member] | Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		$ 2,141,962	$ 1,305,884		$ 8,710,969